Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Income Tax Expense Relates to the PRC [Abstract]
Schedule of Income Tax Expense Relates to the PRC	Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31, 2021, 2022 and 2023:
	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense	218,567,885	171,146,093	57,510,432
Deferred tax benefit	(190,009,905)	(133,913,450)	(16,493,414)
Total income tax expense	28,557,980	37,232,643	41,017,018

Schedule of Components of the Deferred Tax Assets and Liabilities	The principal components of the deferred tax assets and liabilities are as follows:
	Year ended December 31
	2022	2023
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	316,744,794	299,171,819
Debt securities	3,992,140	2,439,841
Guarantee liabilities	37,120,604	78,276,760
Net operating loss carry-forwards	9,116,290	10,041,747
Lease liabilities	7,145,869	6,518,368
Receivables from sales of loans	-	2,861,697
Other deferred tax assets	669,876	707,887
Total deferred tax assets	374,789,573	400,018,119

Valuation allowance	(9,116,290)	(10,041,747)
Deferred tax assets, net of valuation allowance	365,673,283	389,976,372
Net deferred tax assets	76,904,707	92,224,714

Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments	(171,864)	(20,756)
Right-of-use assets	(7,444,339)	(6,956,985)
Intercompany receivables	(41,988,923)	(41,453,522)
Guarantee assets	(181,602,700)	(218,757,757)
Undistributed earnings from structured funds	(130,570,272)	(102,398,753)
Total deferred tax liabilities	(362,520,598)	(370,330,273)
Net deferred tax liabilities	(73,752,022)	(72,578,615)

Schedule of Movement of Valuation Allowance	Movement of valuation allowance:
	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
At the beginning of year	10,443,239	15,226,575	9,116,290
Current year additions	7,238,296	613,314	2,096,152
Current year reversals	(2,427,869)	(6,722,726)	(722,911)
Current year expiration of carry-forwards	(27,091)	(873)	(447,784)
Net change in the valuation allowance	4,783,336	(6,110,285)	925,457
At the end of year	15,226,575	9,116,290	10,041,747

Schedule of Income Before Income Tax Expense	Income before income tax expense is as follows:
	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Cayman Islands	(189,507)	(477,322)	(9,006,814)
BVI	(247)	(20,803)	4,407,292
Hong Kong	(11,202,740)	2,773,547	(1,168,618)
PRC	105,157,938	170,308,632	211,402,719
Total	93,765,444	172,584,054	205,634,579

Schedule of Reconciliation of Statutory Income Tax Rate to the Effective Income Tax Rate	The reconciliation of the PRC statutory income tax rate of 25%, the income tax rate of the jurisdiction where the Group has substantially all of its operations, to the effective income tax rate is as follows:
	Year ended December 31
	2021	2022	2023
	RMB	RMB	RMB
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Tax holiday	-	(1.42)%	(3.48)%
Tax-free income	(10.63)%	(1.36)%	(2.64)%
Non-deductible share option expense	5.00%	0.84%	0.91%
Other non-deductible expenses	2.56%	0.67%	0.42%
Zero tax rate in foreign countries	0.05%	0.07%	0.84%
Differential and preferential tax rates	3.05%	(0.4)%	(0.11)%
Changes in valuation allowance	5.14%	(3.54)%	0.67%
Research and development super-deduction	-	-	(1.01)%
Changes in unrecognized tax benefits	-	0.31%	(0.82)%
Others	0.29%	1.40%	0.17%
Effective income tax rate	30.46%	21.57%	19.95%